MH Elite Portfolio of Funds, Inc.
                           220 Russell Avenue
                        Rahway, New Jersey 07065
                            1-800-318-7969
                           www.mhelite.com


Dear Shareholder:

While the economy appears to be in a jobless and profitless recovery period, consumer confidence is in a recession. With the economy on its back, the consumer (consumer spending accounts for two thirds of all economic activity in the U.S.) rallied to tame last years recession after September 11th. But the weight of continuous terrorist warnings, more layoffs, a weaker dollar, unscrupulous analysts and accounting scandals from coporate giants including Enron, Tyco, Worldcom and Xerox have been too heavy a burden to endure.

This crisis in confidence drove the market to 5 straignt losing weeks on Wall Street to end the second quarter. The stock market is on the verge of 3 consecutive yearly losses for the first time since 1939 - 1941. It should also be noted that after 1939 - 1941 the S & P 500 index posted double digit gains for four straight years.

Market cycles (shorter and sharper on the downswing than the upswing) undoubtedly coincide with investor sentiment. Sentiment that is invariably too optimistic on the upside and too pessimistic on the downside and ultimately leads to buying high and selling low. Investment wisdom, on the other hand, dictates you should sell when everyone is buying and buy when everyone else is selling. The markets await a vote of confidence from you, the consumer.

MH Elite Portfolio of Funds is down 6.1% year to date while the Russell 2000 Index of small cap stocks is down 4.7%. Is the glass half full or half empty? Fear and mistrust guide the investor whose glass is half empty. For those who see the glass half full, there exists buying opportnities. We at MH Elite Portfolio of Funds believe the glass is half full and are committed to uncovering investment opportunities in the small cap sector of the market.


Sincerely,



Harvey Merson
President

Past Performance is no guarantee of future results. The Fund's average annual total return assumes reinvestment of all divided and capital gain distributions. Investment return and principal value will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.

This material must be accompanied or preceded by a prospectus for the Fund.

                      MH Elite Portfolio of Funds, Inc.
                    Schedule of Portfolio of Investments
                       As of June 30, 2002 (Unaudited)



Mutual Funds  (97%)                             Quantity           Market Value

        American Century Small Cap Value          13,261             $ 110,067
        Berger Small Cap. Value                    4,065               115,273
        Bjurman Micro Cap. Growth                  6,264               151,642
        Bogle Small Cap Growth Inv                 5,437               110,432
        Boston Partners Small Cap Value            4,874                89,925
        Brown Capital Mgmt Small Co - Instl Class  3,073                80,399
        Brazos Micro Cap                           5,135                83,957
        Buffalo Small Cap                          5,299                96,769
        DLB Small Company Opportunities *          5,198                74,532
        First American Microcap - Inst Class       3,612                67,104
        FMI Focus                                  2,882                77,897
        Fremont US Micro-cap                       2,995                66,040
        Galaxy Small Cap Value *                   4,805                75,288
        ICM/Isabelle Small Cap Value Invt. shares  6,453                86,085
        RS Investment Diversified Growth           3,976                68,189
        Royce Opportunity                          9,560                89,193
        Royce Low Priced Stock                     7,671                87,685
        Schneider Small Cap Value                  5,123                94,980
        State Street Research Aurora - Class A     3,496               111,996
        Turner Small Cap Value                     4,097                80,254
        Wasatch Micro Cap                         22,360               138,858
        Wasatch Core Growth                        3,325               115,015
                                                                   -----------

Total Mutual Funds (Cost $1,859,129)                               $ 2,071,580

Short-Term Securities (Cost: $64,538) (3%)                              64,538
                                                                     ---------
Total Investments in Securities (Cost:  $1,923,667)                $ 2,136,118

Less: Liability                                                              0
                                                                     ---------
Net Assets                                                         $ 2,136,118
                                                                     =========





 * These funds represent new additions to the portfolio during the period 1/1/2002 - 6/30/2002

The accompanying notes to financial statements are an integral part of the statements.

                      MH Elite Portfolio of Funds, Inc.
               Statement of Assets, Liability, and Net Assets
                       As of June 30, 2002 (Unaudited)


Assets

     Investments in Securities at value (Cost : $1,923,667)        $ 2,136,118

     Total Assets                                                  $ 2,136,118
                                                                   ===========

Liability and Net Assets

     Liability                                                     $         0
                                                                   -----------

Net Assets
     Capital Stock Outstanding at par $ .01                        $     3,622
          (shares issued and outstanding 362,284)
     Additional paid-in capital                                      1,978,773

     Accumulated undistributed net investment income/(loss)            (58,728)

     Net unrealized appreciation on investments                        212,451
                                                                   -----------
           Net Assets                                              $ 2,136,118

           Total Liability and Net Assets                          $ 2,136,118
                                                                   ===========


           Net assets value per share                                $    5.90
                                                                     =========








The accompanying notes to financial statements are an integral part of the statements.

                      MH Elite Portfolio of Funds, Inc.
                           Statement of Operations
         For The Six Month Period Ended June 30, 2002 (Unaudited)


Investment Income

        Dividends                                       $      244
        Interest                                               505
                                                         ---------
        Total Investment Income                         $      749

Expenses

        Investment advisory fees                        $    11,014
        Reporting service fees                                1,000
        Administrative fees                                     645
        Taxes                                                   290
        Phone                                                   193
        State fees                                              150
        Supplies                                                108
        Brokerage fees                                           96
        Bank fees                                                30
                                                         ----------
        Total expenses                                       13,526
                                                         ----------

Investment Income                                       $   (12,777)

Net Realized and Unrealized Gain (loss) on Investments

        Net realized gain (loss) from investments       $    14,045
	Net change in unrealized appreciation
                (depreciation) on investments              (143,214)
                                                           --------
	Net realized and unrealized gain (loss)
                in investments                          $  (129,169)

Net Increase (Decrease) in net assets resulting
        from operations                                 $  (141,946)
                                                         ==========









The accompanying notes to financial statements are an integral part of the statements.

                      MH Elite Portfolio of Funds, Inc.
                     Statements of Change in Net Assets
           For The Six Months Ended June 30, 2002 (Unaudited) and
        For the Years Ended December 31, 2001, 2000, 1999, and 1998


                            Unaudited      Year        Year      Year      Year
                           Six Months      Ended       Ended     Ended     Ended
                           Ended June      2001        2000      1999      1998*
                             30, 2002
                         -------------------------------------------------------

Increase (Decrease) in
   Net Assets from Operations

    Investment income   $ (12,777) $   15,955  $  110,176   $ 31,882   $  9,690

    Net realized
      gain (loss)
       on investments      14,045     (78,450)    (25,870)   (14,087)   (11,322)
    Net unrealized
     appreciation
       (depreciation)
        on investment    (143,214)    226,959     (97,309)   225,184      1,733
                       ----------- ----------  ----------   --------   --------
    Net Increase
     (Decrease) in
      Net Assets
       Resulting from
        Operations       (141,946)    164,464     (13,003)   242,979        101
                       ----------- ----------  ----------   --------   --------

Dividends and Distributions
  to Shareholders

    Dividends from Net
     Investment
      Income                    0           0     (82,030)   (16,842)         0
                       ----------  ----------  ----------   --------   --------
Capital Share Transactions

    Net Proceeds from
     Sale of Shares
       (9,737 in 2002,
        82,084 in 2001,
         99,260 shares
          in 2000, 76,979
           in 1999, and
            74,224
             in 1998)      64,486     478,280     550,190    355,567    335,000

    Proceeds from
     Re-invested
      Dividends                 0           0      82,030     16,842          0
                       ----------  ----------  ---------     -------   --------

    Net Increase (Decrease)
     in Net Assets
      from Capital
        Share Transactions 64,486     478,280     632,220    372,409    335,000
                       ----------  ----------  ---------     -------   --------

    Net Increase in
     Net Assets           (77,460)    642,744     537,187    598,546    335,101

Net Assets at
 Beginning of Period    2,213,578   1,570,834   1,033,647    435,101    100,000
                       ----------  ----------  ----------    -------   --------

Net Assets at
 End of Period         $2,136,118  $2,213,578  $1,570,834 $1,033,647   $435,101
                       ==========  ==========  ========== ==========   ========



* The Fund commenced operations on 3-18-1998.


The accompanying notes to financial statements are an integral part of the statements.

                      MH Elite Portfolio of Funds, Inc.
                            Financial Highlights


Selected per share
 data and rations for       Unaudited      Year        Year      Year      Year
  the periodn               Six Months     Ended       Ended     Ended     Ended
                              Ended        2001        2000      1999      1998*
                          June 30, 2002
                    ------------------------------------------------------------
Net Asset Value,
 Beginning of Period          $6.28      $5.81       $6.04      $4.62     $5.00
                              ------     ------      ------     ------    ------
Investment Operations

 Net Investment Income        (0.03)      0.05        0.41       0.19      0.10
 Net Realized and Unrealized
  Gain (Loss) on Investments  (0.36)      0.42       (0.46)      1.23     (0.48)
                              ------    ------       ------     ------    ------

 Income (Loss) from
  Operations                  (0.39)      0.47       (0.05)      1.42     (0.38)
                              ------    ------       ------     ------    ------

Distributions                     0          0       (0.32)      (.10)        0

Net Asset Value,
 End of Period                 5.90       6.28        5.81       6.04      4.62
                              =====     ======       ======     ======    ======

Total Return                  (6.05%)     8.09%       1.50%     32.90%   (7.60%)


Ratios/Supplement Data

Net Assets,
 end of period          $2,136,118 $2,213,578  $1,570,834 $1,033,647   $435,101
                        ========== ==========  ========== ==========   ========

Ratio of net expenses
 to average net assets       0.60%      1.24%       1.30%      1.00%      1.00%
    net assets

Ratio of net investment
 income to average
  net assets                (0.50%)     0.88%       8.40%      4.30%      3.60%

Portfolio turnover rate      7.70%      25.0%      50.00%     41.00%     24.50%


* The Fund commenced operations on 3-18-98



The accompanying notes to financial statements are an integral part of the statements.

                      MH Elite Portfolio of Funds, Inc.
                     Notes to the Financial Statements
                                June 30, 2002



NOTE 1 - Organization

The MH Elite Portfolio of Funds, Inc. (the 'Fund') was organized as a corporation in New Jersey on October 20, 1997. The Fund was organized as an open-end diversified management investment company under the Investment Company Act of 1940 and its securities under the Securities Act of 1933. The sale and issuance of 20,000 shares of capital stock ('initial shares') for $100,000 ($200 for capital stock and $99,800 as additional paid in capital) to its initial investor occurred on February 17, 1998. Harvey Merson and Jeff Holcombe, who as owners of MH Investment Management are the investment advisors to the Fund, each own fifty percent of MH Elite Portfolio of Funds, Incorporated as a whole. They are also shareholders in the Fund and own 1,630.722 and 21,450.913 shares respectively, as of June 30, 2002.

NOTE 2 - Additional Capital

Subsequent to February 17, 1998 there were additional infusions of capital in the amount of $335,000 in 1998, $372,409 in 1999, $632,220 in 2000
$478,280 in 2001, and $64,486 in 2002 with 74,224, 76,979, 99,260, 82,084 and
9,737 shares issued respectively.

NOTE 3 - Organization Costs

Organizational costs were borne by the Fund's Investment Advisor.

NOTE 4 - Registration Fees

Registration fees will be funded by the Fund and/or the Investment Advisor.

NOTE 5 - Legal and Accounting Expenses

Legal and accounting expenses will be funded by the Fund and/or the Investment Advisor.

                      MH Elite Portfolio of Funds, Inc.
                     Notes to the Financial Statements
                                June 30, 2002

NOTE 6 - Investment Advisory Agreement

The Investment Adviser, MH Investment Management Incorporated, furnishes the Fund with investment advice and, in general, supervises the management and investment program of the fund. Harvey Merson and Jeff Holcombe each own
50 percent of MH Investment Management, Incorporated. Under the Investment Advisory Agreement, the Fund has agreed to pay the Investment Adviser an annual fee, payable monthly, of 1.00% of the Fund's average daily net assets. For the six month period ended June 30, 2002 this fee was $11,014.

NOTE 7 - Fees

The expenses and fees that a shareholder of the MH Elite Portfolio of Funds, Inc. will incur are: management fees of 1.00% and other expenses of .25% for total annual fees of 1.25%. For the period ended June 30, 2002 these fees were $13,526.

NOTE 8 - Purchase and Sale of Securities

The cost of securities purchased and the proceeds from sale of securities for the six month period ended June 30, 2002 aggregated $275,244 and $172,780 respectively. For federal income tax purposes, the tax basis of investments is the same as for financial reporting purposes. At June 30, 2002, on a tax basis, gross unrealized appreciation on investments was $212,451

NOTE 9 - Capital Stock

As of June 30, 2002, 362,284 shares of $ .01 par value stock were authorized and issued, and paid in capital amounted to $1,978,773. This includes a dividend reinvestment of $16,842 in 1999 and $82,030 in 2000.

                      MH Elite Portfolio of Funds, Inc.
                     Notes to the Financial Statements
                                June 30, 2002

NOTE 10 - Significant Accounting Policies

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent significant accounting policies of the Fund:

a)  Underlying Fund Valuation
Underlying funds are valued at the last reported net asset value as quoted by the respective fund. United States Government obligations and other debt instruments having sixty days or less remaining until maturity are valued at amortized cost.

b) Investment Income
Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

c)  Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid annually. Capital gains, if any, are distributed to shareholders at least annually. Distributions of $16,842 in 1999, and $82,030 in 2000 were reinvested in the Fund. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characteristics of distributions made by the Fund. No distributions were declared in 1998, 2001, and the first six months of 2002.

d) Federal Taxes
The Fund intends to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

                      MH Elite Portfolio of Funds, Inc.
                     Notes to the Financial Statements
                                June 30, 2002

e) Realized Gain and Loss
Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold are recorded on the basis of identified or average cost.

f) Investment in Firm Securities
Mutual Funds owned by the Fund are state at quoted market value with the resulting unrealized gain and losses included in income.

g) Concentration of Credit Risks
The Fund maintains 97% of its holdings, including a money market account, at TD Waterhouse Institutional Services. The account at TD Waterhouse, and other accounts held by the Fund, are not FDIC insured.

The Fund's proprietary positions and trading activities expose it to market risk, which is influenced by the volatility and liquidity in the financial markets. The Fund attempts to control its exposure to market risk by use of various analytical monitoring techniques.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.




MH Elite Portfolio of Funds, Inc.
     220 Russell Avenue
  Rahway, New Jersey 07065


Investor Adviser
    MH Investment Management, Inc.
    220 Russell Avenue
    Rahway, New Jersey 07065





MH Elite Portfolio of Funds,Inc.
     220 Russell Avenue
     Rahway, NJ 07065
     1-800-318-7969


A mutual fund composed of a diversified group of underlying funds for long-term capital appreciation



Semi-Annual Report to Shareholders

June 30, 2002